Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES

NOTE 4—VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued amended guidance related to the consolidation of variable-interest entities, which required us to qualitatively assess the determination of the primary beneficiary of a variable interest entity (“VIE”) based on whether the entity (1) has the power to direct matters that most significantly impact the activities of the VIE, and (2) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. We have determined that the activities that most significantly impact the VIEs economic performance include, but are not limited to, decisions related to leasing, budgets, finance and selling. VIEs that have been consolidated have been determined by us to either be under our control due to our involvement in significant decisions or the power is shared by a related party and the Company has the rights to substantially all of the economics of that VIE. VIEs in which the significant decisions require unanimous approval by all members are no longer consolidated despite our rights to substantially all of the economics of the VIE, which previously required the Company to consolidate these VIEs. We adopted this guidance on January 1, 2010 and determined that we needed to deconsolidate 9800 South Meridian and 18922 Forge Drive. In both of these cases, we determined that our equity interest in the real estate assets represented a variable interest in a VIE, but we lacked the power to direct the activities that most significantly impact the VIE’s economic performance. We recognized an impairment of approximately $53 to re-measure these investments to their values as of the deconsolidation date as if they had always been accounted for under the equity method of accounting. The write down was reported as a cumulative effect of a change of accounting principle, increasing the beginning accumulated deficit balance as of January 1, 2010 on the Consolidated Statements of Equity. Our adoption on January 1, 2010, resulted in the following impacts in our Consolidated Balance Sheets: (1) assets decreased by $34,198 primarily related to net investment in real estate; (2) liabilities decreased by $34,041 primarily related to mortgage notes payable; and (3) total equity decreased by $157. On September 30, 2010, we assigned the interests in these investments to our operating partner (see Note 5).

Our involvement in The District at Howell Mill, Cabana Beach San Marcos, Cabana Beach Gainesville, The Lodge of Athens, Campus Lodge Columbia, The Edge at Lafayette, and Campus Lodge Tampa includes maintaining control over significant decisions, which began at the time of acquisition of the properties. The creditors of our VIEs do not have general recourse to us.

Please also see the parenthetical disclosures on our Consolidated Balance Sheet regarding the amounts of VIE’s assets and liabilities that are consolidated.